Bank borrowings - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Bank borrowings
Accounts receivable, net	$ 56,752	$ 64,556
Available banking facilities	55,692	165,288
Utilized banking facilities	38,406	44,283
Bank borrowings	10,431	97,420
Pledged Assets
Bank borrowings
Restricted cash pledge	6,442	41,235
Service Trade
Bank borrowings
Bank borrowings	4,486	18,093
Term Loan Facilities
Bank borrowings
Bank borrowings	2,369	5,492
Corporate Guarantee
Bank borrowings
Bank deposits	26,756	22,543
Accounts receivable, net	$ 18	$ 5